SCHEDULE OF STOCK OPTION ACTIVITY (Details) (Parenthetical)		6 Months Ended	12 Months Ended
	Mar. 11, 2020	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity, Reverse Stock Split	the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.	4,000:1 reverse stock split.	4,000:1 reverse stock split.